FINANCIAL RISK MANAGEMENT - Credit risk (Details) - ARS ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Credit risk
Credit risk exposure
Total financial assets	$ 814,979	$ 1,169,886
Credit risk | Due
Credit risk exposure
Total financial assets	136,997	219,071
Credit risk | Not due
Credit risk exposure
Total financial assets	677,982	950,815
Cash and cash equivalent | Credit risk
Credit risk exposure
Total financial assets	388,241	424,356
Cash and cash equivalent | Credit risk | Not due
Credit risk exposure
Total financial assets	388,241	424,356
Investments | Credit risk
Credit risk exposure
Total financial assets	40,961	329,258
Investments | Credit risk | Not due
Credit risk exposure
Total financial assets	40,961	329,258
Trade receivables, net | Credit risk
Credit risk exposure
Total financial assets	361,537	353,563
Trade receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	135,702	215,044
Trade receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	225,835	138,519
Other receivables, net | Credit risk
Credit risk exposure
Total financial assets	24,240	62,709
Other receivables, net | Credit risk | Due
Credit risk exposure
Total financial assets	1,295	4,027
Other receivables, net | Credit risk | Not due
Credit risk exposure
Total financial assets	22,945	58,682
Trade receivables
Credit risk exposure
Overdue balances not covered by the allowance for doubtful accounts	$ 135,702	$ 215,044